Debt (Schedule of First Lien Senior Secured Leverage Ratios and Borrowing Capacity) (Details) (Revolving Credit Facility [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2010
Debt Instrument [Line Items]
Revolving credit facility borrowing capacity	$ 600	$ 600
Ratio Maximum [Member]
Debt Instrument [Line Items]
First lien secured leverage ratio	3.90
Ratio Estimate [Member]
Debt Instrument [Line Items]
First lien secured leverage ratio	0.88
Ratio Estimate If Fully Drawn [Member]
Debt Instrument [Line Items]
First lien secured leverage ratio	1.37